Consolidated Statements of Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss per ordinary share, diluted loss	$ (4.79)	$ (7.58)	$ (9.23)
Weighted average number of shares outstanding, diluted loss per share	1,952,097	1,462,776	1,193,447